INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Schedule of marketable securities by security type

The following tables provide the Company’s marketable securities by security type (in thousands):

	As of December 31, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Commercial Paper and corporate bonds	$7,540	$—	$(20)	$7,520
US government agency debt security	12,466	19	(1)	12,484
Total	$20,006	$19	$(21)	$20,004

Schedule of contractual maturities

Contractual maturities of the Company’s marketable securities are summarized as follows (in thousands):

	As of December 31, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Due in one year or less	$20,006	$19	$(21)	$20,004
Total	$20,006	$19	$(21)	$20,004